SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Exchange Rates And Linkage Bases
		Exchange rate
	Israeli CPI	of one US dollar
	Points	NIS

December 31, 2025	103.6	3.190
December 31, 2024	100.9	3.647
December 31, 2023	97.8	3.627

	%

December 31, 2025	2.7	(12.5)
December 31, 2024	3.3	0.6
December 31, 2023	3.0	3.1

Schedule of Activity In The Allowance For Doubtful Accounts
	Year ended December 31,
	2025	2024	2023

Opening balance	301	264	162
Provision for credit losses	105	38	100
Foreign currency translation adjustments	58	(1)	2

Closing balance	464	301	264

Schedule of Fixed Assets Depreciation Rates
%

Machinery and equipment	5-33
Leasehold improvements	Over the shorter of the term of the lease or its useful life
Office furniture and equipment	6-15

Schedule of Share-Based Compensation Expenses Related to Employee Share Options
	Year ended December 31,
	2025	2024	2023

Cost of revenues	118	115	67
Sales and marketing expenses	53	33	17
General and administrative expenses	341	459	279

Total share-based compensation expenses	512	607	363

Schedule of Assumptions for Binomial Option Pricing Model
	2025	2024	2023

Dividend yield	0%	0%	0%
Expected volatility	78%-79%	78%-80%	79%-80%
Risk-free interest	3.9%-4.2%	3.7%-4.4%	4.2%-4.8%
Expected term	6.25 years	6.25 years	6.25 years
Forfeiture rate	0%	0%	0%